Note 12 - Business Segment Information (Tables)	12 Months Ended
Dec. 31, 2017
Notes Tables
Schedule of Segment Reporting Information, by Segment [Table Text Block]
	2017	2016
Net operating revenues from:
Waste management services:
External customer revenues	$38,398	$44,306
Intersegment revenues	-	-
Total waste management services	38,398	44,306

Golf and related operations:
External customer revenues	17,450	17,046
Intersegment revenues	67	70
Total golf and related operations	17,517	17,116

Segment operating revenues	55,915	61,422
Intersegment eliminations	(67)	(70)
Total net operating revenues	$55,848	$61,352

Income (loss) before income taxes:
Waste management services	$2,671	$2,777
Golf and related operations	294	254
Segment income before taxes	2,965	3,031
Corporate interest expense	(650)	(361)
Corporate other income (expense), net	(7)	9
General corporate expenses	(3,002)	(2,963)
Loss before income taxes	$(694)	$(284)
	2017	2016
Depreciation and amortization expense:
Waste management services	$631	$645
Golf and related operations	2,204	1,998
Corporate	161	173
Total depreciation and amortization expense	$2,996	$2,816
Interest expense :
Waste management service s	$1	$3
Golf and related operation s	48	15
Corporat e	650	361
Total interest expens e	$699	$379

Capital expenditures:
Waste management services	$115	$14
Golf and related operations	2,417	3,296
Corporate	28	79
Total capital expenditures	$2,560	$3,389

Total assets:
Waste management services	$26,449	$25,015
Golf and related operations	45,188	44,728
Corporate	49,549	51,937
Subtotal	121,186	121,680
Elimination of intersegment receivables	(55,808)	(53,782)
Total assets	$65,378	$67,898